Summary of Significant Accounting Policies (Schedule of Disaggregates Product Sales by Business Segment by Geography) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales	$ 65,368	$ 66,581	$ 60,667
Injection Molded Plastic Parts [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales	25,353	28,779
Electronic Products [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales	40,015	37,802
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales	11,228	12,862	10,630
United States [Member] | Injection Molded Plastic Parts [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales	1,265	1,504
United States [Member] | Electronic Products [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales	9,963	11,358
CHINA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales	27,097	30,772	30,077
CHINA [Member] | Injection Molded Plastic Parts [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales	22,567	25,637
CHINA [Member] | Electronic Products [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales	4,530	5,135
UNITED KINGDOM [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales	4,852	3,586	2,878
UNITED KINGDOM [Member] | Injection Molded Plastic Parts [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales	159	255
UNITED KINGDOM [Member] | Electronic Products [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales	4,693	3,331
HONG KONG [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales	6,188	4,726	4,610
HONG KONG [Member] | Intersegment Eliminations [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales	1,202	1,195
HONG KONG [Member] | Electronic Products [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales	4,986	3,531
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales	9,827	8,186	8,304
Europe [Member] | Injection Molded Plastic Parts [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales	153	188
Europe [Member] | Electronic Products [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales	9,674	7,998
Segments Geographical Location Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales	6,176	6,449	$ 4,168
Segments Geographical Location Other [Member] | Intersegment Eliminations [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales	7
Segments Geographical Location Other [Member] | Electronic Products [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales	$ 6,169	$ 6,449